SEGMENT	6 Months Ended
Jun. 30, 2023
SEGMENT
SEGMENT

12.SEGMENT

The Group’s chief operating decision maker (“CODM”) has been identified as the chief executive officer. The Group has two operating segments which are legacy Huazhu and legacy DH according to the way management intends to evaluate results and allocate resources within the Group. In identifying its reportable segments, the Group assesses nature of operating segments and evaluates the operating results of each reporting segments. Both operating segments meet the quantitative thresholds and should be considered as two reportable segments. The Group has changed the segment profit measure from EBITDA to adjusted EBITDA starting from the second quarter of 2023 as the CODM used adjusted EBITDA to evaluate the performance of each segment. Adjusted EBITDA has also been presented for the disclosure for prior period as the segment profit.

The following table provides a summary of the Group’s operating segment results for the six months ended June 30, 2022 and 2023. The Group presents segment information after elimination of intercompany transactions.

	Six Months Ended June 30,
	2022			2023
	Legacy -	Legacy-		Legacy-	Legacy-
	Huazhu	DH	Total	Huazhu	DH	Total
Total revenues	4,736	1,327	6,063	7,941	2,069	10,010
Adjusted EBITDA	(70)	(210)	(280)	3,385	33	3,418
Interest income			37			101
Interest expense			199			224
Income tax expense (benefit)			(430)			502
Depreciation and amortization			734			721
Share-based Compensation			48			61
Losses from fair value changes of equity securities			186			6
Net (loss) income attributable to H World Group Limited			(980)			2,005

The following table presents total assets for operating segments, reconciled to consolidated amounts:

As of
	December 31, 2022			June 30, 2023
	Legacy	Legacy		Legacy	Legacy
	Huazhu	DH	Total	Huazhu	DH	Total
Total assets	43,729	17,778	61,507	44,103	19,009	63,112

The following tables represent revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region.

Revenues:	Six Months Ended June 30,
	2022	2023
China	4,727	7,927
Germany	989	1,532
All others	347	551
Total	6,063	10,010

Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill:

	As of
	December 31,	June 30,
	2022	2023
China	31,684	30,524
Germany	13,501	14,517
All others	3,288	3,411
Total	48,473	48,452

Other than China and Germany, there were no countries that individually represented more than 10% of the total revenue and certain long lived assets for the six months ended June 30, 2022 and 2023.